CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net revenues
Integrated contract revenue (including revenue from related parties of $4,659, $22,544 and $3,871 for the years ended June 30, 2014, 2015 and 2016, respectively)	$ 477,790	$ 481,006	$ 478,261
Product sales (including revenue from related parties of $1,629, $2,014 and $868 for the years ended June 30, 2014,2015 and 2016, respectively)	54,546	39,762	31,922
Revenue from services (including revenue from related parties of $497, $19 and nil for the years ended June 30, 2014, 2015 and 2016, respectively)	11,989	10,611	11,149
Total net revenues	544,325	531,379	521,332
Costs of integrated contracts (including purchases from related parties of $364, $419 and $22 for the years ended June 30, 2014, 2015 and 2016 respectively)	310,545	300,332	330,039
Costs of products sold (including purchases from related parties of nil, nil and $370 for the years ended June 30, 2014, 2015 and 2016 respectively)	24,023	12,547	11,580
Costs of services rendered	4,031	4,098	4,090
Gross profit	205,726	214,402	175,623
Operating expenses
Selling (including expenses from related parties of $1,953, $914 and $517 for the years ended June 30, 2014, 2015 and 2016 respectively)	25,637	26,263	28,258
General and administrative	45,832	50,786	39,716
Goodwill impairment charge	0	1,855	0
Research and development	36,564	35,779	36,486
VAT refunds and government subsidies	(22,890)	(30,388)	(27,244)
Total operating expenses	85,143	84,295	77,216
Income from operations	120,583	130,107	98,407
Other (expenses) income, net (including other income from related parties of $65, $41 and nil for the years ended June 30, 2014, 2015 and 2016, respectively)	4,061	2,601	(6,452)
Foreign exchange gain (loss)	(299)	(6,765)	794
Gain on disposal of an equity investee	0	80	0
Share of net (losses) income of equity investees	7,834	(2,910)	(2,692)
Interest income	5,858	3,686	3,253
Interest expenses	(1,404)	(1,821)	(1,998)
Dividend income from a cost investee	1,109	249	0
Income before income taxes	137,742	125,227	91,312
Income tax expenses	14,238	26,040	19,861
Net income	123,504	99,187	71,451
Less: net income attributable to noncontrolling interests	5,033	2,660	1,831
Net income attributable to Hollysys Automation Technologies Ltd.	118,471	96,527	69,620
Other comprehensive income, net of tax of nil
Translation adjustments	(48,841)	(1,386)	2,146
Comprehensive income	74,663	97,801	73,597
Less: comprehensive income attributable to noncontrolling interests	2,244	2,701	1,837
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 72,419	$ 95,100	$ 71,760
Net income per ordinary share:
Basic (in dollars per share)	$ 2	$ 1.65	$ 1.2
Diluted (in dollars per share)	$ 1.97	$ 1.61	$ 1.19
Shares used in income per share computation:
Weighted average number of ordinary shares	59,170,050	58,612,596	57,926,333
Weighted average number of diluted ordinary shares	60,611,456	60,134,203	58,426,642